Financial instruments designated at fair value through OCI	12 Months Ended
Dec. 31, 2018
Financial Instruments Designated At Fair Value Through Oci
Financial instruments designated at fair value through OCI

9.	Financial instruments designated at fair value through OCI

(a)	Movement in financial instruments designated at fair value through OCI is as follow:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Beginning balance	21,206	657	436
Fair value change recorded in other comprehensive income	5,677	37	221
Investment shares from spin-off, note 1.3	—	21,206	—
Disposals (c)	—	(694)	—

Ending balance	26,883	21,206	657

(b)	As of December 31, 2018, the balance of financial instruments designated at fair value through OCI corresponds to the investment shares of Fossal S.A.A. owned by the Company, as a result of the execution of the spin-off project, which are recorded at fair value. As of December 31, 2017, these financial instruments were recorded at cost, see notes 1.3., 2.3.2 and 2.3.21.

(c)	As of December 31, 2016, financial instruments designated at fair value through OCI included 256,624 shares of Unión Andina de Cementos S.A.A. (UNACEM), which are publicly traded on the Lima Stock Exchange (BVL) and whose fair value is determined based on public price quotes. On December 14, 2017, the Company sold its financial instruments in UNACEM for S/694,000. As a result of this sale, the Company transferred a gain of S/243,000 from the consolidated statement of other comprehensive income to the consolidated statement of profit or loss.

Financial instruments designated at fair value through OCI include the following as of December 31, 2016:

	2016
	Cost	Unrealized gain	Fair value
	S/(000)	S/(000)	S/(000)

Equity securities – listed Peruvian company	450	207	657

Total	450	207	657

(d)	The breakdown of the investments in equity securities held for the years 2018 and 2017 is as follows (number of shares):

	2018	2017

Fossal S.A.A. (*)	9,148,373	9,148,373

(*)	Represents 7.76% of its shares.